Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (4,540)	£ (3,987)	£ (4,523)
Exchange adjustments	346	(504)	346
Net (losses)/gains taken to equity	(138)	(11)	45
Share of net gains of associates taken to equity	1	5
Transferred to/(from) profit or loss	41	(76)	202
Net losses in respect of cash flow hedging of capital expenditure	(13)
Tax	12	33	(57)
Cash flow hedges transferred to the statement of financial position, net of tax	(18)
Transfer on transition to IFRS 9				£ 72
Other equity reserves, ending balance	(4,237)	(4,540)	(3,987)
Gains (losses) on exchange adjustments related to the translation of foreign operations	896	(1,304)	1,364
Gains (losses) on hedges of net investments in foreign subsidiaries	(550)	800	(1,018)
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	390	894	548
Exchange adjustments	346	(504)	346
Other equity reserves, ending balance	736	390	894
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	128	103	(45)
Net (losses)/gains taken to equity	(40)	19	(36)
Share of net gains of associates taken to equity	1	5
Transferred to/(from) profit or loss		(3)	227
Net losses in respect of cash flow hedging of capital expenditure	(13)
Tax	6	4	(43)
Cash flow hedges transferred to the statement of financial position, net of tax	(18)
Transfer on transition to IFRS 9				(3)
Other equity reserves, ending balance	61	128	103
Cost of hedging
Disclosure of reserves within equity [line items]
Net (losses)/gains taken to equity	(107)
Transferred to/(from) profit or loss	41
Tax	7
Transfer on transition to IFRS 9				76
Other equity reserves, ending balance	17
Available- for-sale
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	88	162	120
Net (losses)/gains taken to equity		(30)	81
Transferred to/(from) profit or loss		(73)	(25)
Tax		29	(14)
Transfer on transition to IFRS 9				(88)
Other equity reserves, ending balance	0	88	162
Reserve of gains and losses from investments in equity instruments [member]
Disclosure of reserves within equity [line items]
Transfer on transition to IFRS 9				34
Other equity reserves, ending balance	34
FVOCI equity
Disclosure of reserves within equity [line items]
Net (losses)/gains taken to equity	2
Transfer on transition to IFRS 9				46
Other equity reserves, ending balance	48
Own credit
Disclosure of reserves within equity [line items]
Net (losses)/gains taken to equity	7
Tax	(1)
Transfer on transition to IFRS 9				£ 7
Other equity reserves, ending balance	13
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19	19	19
Other equity reserves, ending balance	19	19	19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)	(5,165)	(5,165)
Other equity reserves, ending balance	£ (5,165)	£ (5,165)	£ (5,165)